As filed with the U.S. Securities and Exchange Commission on July 11, 2025

File No. 333-260611

File No. 811-23754

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT NO. 8 ☒

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 10

SEI EXCHANGE TRADED FUNDS

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-610-676-1000

(Registrant’s Telephone Number)

David F. McCann, Esq.

SEI Investments Company One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

John J. O'Brien, Esq.

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Title of Securities Being Registered…Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 25, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 8 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate July 25, 2025 as the new effective date for Post-Effective Amendment No. 5, which was filed with the Securities and Exchange Commission (the “SEC”) on April 15, 2025 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001104659-25-035178) for the purpose of introducing a new series of the Trust (the “Fund”), the SEI Liquid Alternative ETF.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 5.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 5.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-260611 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 11th day of July, 2025.

SEI EXCHANGE TRADED FUNDS

By:	/S/ ROBERT A. NESHER
Robert A. Nesher

Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	July 11, 2025
Dennis McGonigle

*	Trustee	July 11, 2025
Nina Lesavoy

*	Trustee	July 11, 2025
James M. Williams

*	Trustee	July 11, 2025
Susan C. Cote

*	Trustee	July 11, 2025
James B. Taylor

*	Trustee	July 11, 2025
Christine Reynolds

*	Trustee	July 11, 2025
Thomas Melendez

*	Trustee	July 11, 2025
Eli Powell Niepoky

*	Trustee	July 11, 2025
Kimberly Walker

/S/ ROBERT A. NESHER	Trustee, President & Chief Executive Officer	July 11, 2025
Robert A. Nesher

/s/ GLENN R. KURDZIEL	Controller & Chief Financial Officer	July 11, 2025
Glenn R. Kurdziel

*By:	/S/ ROBERT A. NESHER
Robert A. Nesher
Attorney-in-Fact